Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		9 Months Ended
	Nov. 01, 2021	Sep. 30, 2023	Dec. 31, 2022	Jul. 31, 2022	May 25, 2022	Dec. 31, 2021
Attorney And Administrative Fees		$ 3.3
Prepaid Expenses and Other Current Assets
Insurance recovery assets			$ 0.5
Hoya Intermediate, LLC
Termination date	Nov. 01, 2021
Accrued liabilities			0.9
Share repurchase program, authorized amount			4.3
Purchase obligations			2.7
Purchase obligations, Thereafter			5.2
Hoya Intermediate, LLC | Maximum
Claim settlement pool				$ 2.5
Hoya Intermediate, LLC | Prepaid Expenses and Other Current Assets
Claim settlement pool		4.5	4.5
Hoya Intermediate, LLC | Canada
Accrued liabilities		$ 0.9	0.9
Class A Common Stock | Hoya Intermediate, LLC
Share repurchase program, authorized amount			32.5		$ 40.0
Accrued Liabilities
Accrued liabilities			$ 1.6
Accrued Liabilities | Hoya Intermediate, LLC
Accrued liabilities						$ 1.7